Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 8: Goodwill
Goodwill
Presented in the table below are the changes in the
carrying
value of goodwill for the years ended December 31, 2025 and 2024:

	Regulated Businesses		Other		Consolidated
	Cost	Accumulated Impairment	Cost	Accumulated Impairment	Cost	Accumulated Impairment	Total Net
Balance as of January 1, 2024	$3,470	$(2,332)	$113	$(108)	$3,583	$(2,440)	$1,143
Goodwill from acquisitions	1	—	—	—	1	—	1

Balance as of December 31, 2024	$3,471	$(2,332)	$113	$(108)	$3,584	$(2,440)	$1,144

Goodwill from acquisitions	12	—	—	—	12	—	12

Balance as of December 31, 2025	$3,483	$(2,332)	$113	$(108)	$3,596	$(2,440)	$1,156

The Company completed its annual impairment testing of goodwill as of November 30, 2025, which included qualitative assessments of its Regulated Businesses and MSG reporting units. Based on these assessments, the Company determined that there were no factors present that would indicate that the fair value of these reporting units was less than their respective carrying values as of November 30, 2025.
In 2025, the Company acquired goodwill of $12 million associated with six of its acquisitions in the Regulated Businesses segment. In 2024, the Company acquired goodwill of $1 million associated with one of its acquisitions in the Regulated Businesses segment.